Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues- third party customers	$ 23,112,435	$ 18,261,707	$ 25,887,948
Revenues – related parties	1,207,686	909,651	328,567
Total Revenues	24,320,121	19,171,358	26,216,515
Cost of revenues – third party customers	(14,501,166)	(16,146,856)	(16,583,904)
Cost of revenues – related parties	(663,742)	(633,132)	(202,606)
Total cost of revenues	(15,164,908)	(16,779,988)	(16,786,510)
Gross Profit	9,155,213	2,391,370	9,430,005
Operating expenses:
Selling expenses	1,815,771	2,336,229	2,101,403
General and administrative expenses	4,941,036	5,746,812	6,015,901
Research and development expenses	540,613	1,528,062	673,131
Loss from disposal of fixed assets		1,036,304
Impairment of fixed assets		281,680
Impairment loss of investment in equity investees		177,750
Total operating expenses	7,297,420	11,106,837	8,790,435
Income (loss) from operations	1,857,793	(8,715,467)	639,570
Other income (expenses):
Interest income (expense), net	(264,408)	15,560	616,878
Foreign exchange transaction gain (loss)	(228,260)	214,171	503,528
Other income (expenses), net	215,233	23,937	23,498
Rental income from related parties	354,968	89,411
Gain from disposition of a subsidiary	5,162
Total other income (expense)	82,695	343,079	1,143,904
Income (loss) before income taxes	1,940,488	(8,372,388)	1,783,474
Provision for income taxes	641,460	164,537	380,296
Net income (loss)	1,299,028	(8,536,925)	1,403,178
Less: net loss attributable to noncontrolling interest	(213,336)	(95,366)	(18,603)
Net income (loss) attributable to Dogness (International) Corporation	1,512,364	(8,441,559)	1,421,781
Other comprehensive income (loss):
Foreign currency translation income (loss)	4,879,315	(1,896,934)	(2,010,170)
Comprehensive income (loss)	6,178,343	(10,433,859)	(606,992)
Less: comprehensive loss attributable to noncontrolling interest	(161,701)	(98,635)	(19,224)
Comprehensive income (loss) attributable to Dogness (International) Corporation	$ 6,340,044	$ (10,335,224)	$ (587,768)
Income (loss) earnings Per share
Basic	$ 0.05	$ (0.33)	$ 0.05
Diluted	$ 0.05	$ (0.33)	$ 0.05
Weighted Average Shares Outstanding
Basic	27,499,367	25,913,631	25,913,631
Diluted	27,554,811	25,913,631	25,941,606